Common Stock Warrants - Schedule Of Warrants Outstanding Roll Forward (Detail) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares
Warrants outstanding, beginning balance (in shares)	785,000	785,000	2,188,000
Warrants exercised (in shares)	(90,277)	0	(361,425)
Warrants forfeited or expired (in shares)			(1,042,000)
Warrants outstanding, ending balance (in shares)	695,000	785,000	785,000